OTHER GAINS AND LOSSES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ 545,217	$ 3,591,002	$ 1,291,556
Donations	(552,142)	(585,804)	(790,694)
Gain over tax credit purchase	1,809,952	278,087	210,335
Contingencies	(919,749)	(1,574,046)	(2,444,305)
Leases	1,195,279	1,311,465	1,123,436
Service fee from ADS Depositary bank	1,759,452	2,439,796	2,517,618
Miscellaneous	974,814	531,858	722,003
Total	$ 4,812,823	$ 5,992,358	$ 2,629,949